CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 6,000	$ 2,000
Cost of revenue	680	60
Gross profit	5,320	1,940
Operating expenses:
Research and development expenses, net	28,694	22,760	19,816
Marketing and business development expenses	842	871	651
General and administrative expenses	10,858	9,805	8,412
Total operating expenses	40,394	33,436	28,879
Operating loss	(35,074)	(31,496)	(28,879)
Financial and other income, net	871	1,798	820
Loss before taxes on income	(34,203)	(29,698)	(28,059)
Taxes on income			722
Net loss	$ (34,203)	$ (29,698)	$ (27,337)
Basic net loss per share	$ (0.41)	$ (0.37)	$ (0.43)
Diluted net loss per share	$ (0.41)	$ (0.37)	$ (0.43)
Total comprehensive loss	$ (34,203)	$ (29,698)	$ (27,337)
Weighted average number of ordinary shares used in computing basic net loss per share	84,203,971	79,591,187	63,636,673
Weighted average number of ordinary shares used in computing diluted net loss per share	84,203,971	79,591,187	63,636,673